Accounts and notes receivable, net - Movement of the allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ 556,360	¥ 437,266
Provision	(596,908)	(448,720)
Write-offs	(502,380)	(401,124)
Balance at end of the year	650,888	556,360
Impact of adoption
Movements in the allowance for doubtful accounts
Balance at beginning of the year		71,498
Adjusted Balance
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ 556,360	508,764
Balance at end of the year		¥ 556,360